Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2018
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2018
Prospectus Date	rr_ProspectusDate	Oct. 03, 2018